SCHEDULE OF NET LOSS BEFORE INCOME TAXES (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Income Tax Disclosure [Abstract]
United States					$ (643,233)
Net loss before income taxes	$ (3,439,757)	$ (1,637)	$ (4,766,898)	$ (41,986)	$ (643,233)